ACCUMULATED OTHER COMPREHENSIVE LOSS - Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative foreign exchange translation adjustment	$ (3,779)	$ (2,872)
Pension and other postretirement benefit adjustments	(1,378)	(642)
Fair value adjustments of available for sale investments	5	(1)
Fair value adjustments of cash flow hedges	6	24
Accumulated other comprehensive loss	$ (5,146)	$ (3,491)